UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

5/31

Date of reporting period:  5/31/09

Item 1.  Reports to Stockholders.

Leader Short-Term

Bond Fund

Annual Report

May 31, 2009

1-800-711-9164

www.leadercapital.com

Leader Short-Term Bond Fund Management’s Discussion & Analysis1

Dear Fellow Shareholders:

We are please to present the annual report for the Leader Short-Term Bond Fund.  This report covers the financial results and investment activity for the Leader Short Term Bond Fund for the fiscal period ended May 31, 2009.

The Leader Short-Term Bond Fund (Investor Class) ended the 2008 calendar year with a total return of -2.5%.  The Fund (Investor Class) ended its fiscal year with a total return, before any sales charges, of 1.21%, and for 2009 calendar year to date the total return of the Fund is 6.10%.

Year in review: We maintained a conservative posture through most of 2008 (i.e. 90%+/- in cash & cash equivalent positions).  In September corporate spreads widened hurting even the best of credits.  Treasuries were the only safe and profitable investments in 2008; we missed the move in treasuries.  Despite that, spreads tightened toward year end 2008 putting the Fund down only 2.5% versus -7.6% for other corporate government bond funds.  We purchased more corporate paper in February 2009 and Floating rate notes.

Our expectation for the coming year is that the economy will require Corporate America, municipalities and consumers to restructure their balance sheets so that assets match liabilities and net incomes become positive.  (i.e. there is something left over at “the end of the day”); this will take some time… we believe until second quarter of 2011.  We believe the Dow will break its lows by October 2009 and move to 4,200 by second quarter 2011.  Therefore, we believe a conservative posture is in order.

In the following pages you will find detailed discussions about the Leader Short Term Bond Fund and its performance since inception of the fund.  We hope you will take a moment to read this information, and let us know if you have any questions about your investment.  You can send us an email at info@leadercapital.com or call us at 1-800-269-8810.

As always, we appreciate your investment in the Leader Short-Term Bond Fund and we look forward to serving your investment needs in the years to come.

Sincerely,

John E. Lekas

Portfolio Manager

__________________________

1 The general market views expressed in this report represent the opinions of Leader Capital Corp. Management comments are not intended to predict or forecast the performance of any of the securities markets or indexes. Past performance is no guarantee of future results.

Leader Short-Term Bond Fund
Investment Highlights
May 31, 2009 (Unaudited)

The primary investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The Fund expects to achieve its objectives by investing in a portfolio of investment grade and non-investment grade debt securities, both domestic and foreign. The Fund's Investment Advisor, Leader Capital Corporation (the "Advisor") utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections. The Fund's sector breakdown as of May 31, 2009 is shown below.

Leader Short-Term Bond Fund
Investment Highlights (Continued)
May 31, 2009 (Unaudited)

The Fund's performance figures* for the year ending May 31, 2009, compared to its benchmarks:

	1 Year	3 Year	Inception ** - May 31, 2009
Leader Short-Term Bond Fund - Investor Class	1.21%	4.74%	3.29%
Leader Short-Term Bond Fund - Institutional Class	N/A	N/A	9.61%
Merrill Lynch 1-3 Year Government/Corporate Bond Index	4.63%	5.56%	4.79%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-711-9164.

** Investor Class inception date is July 14, 2005. Institutional Class inception date is October 31, 2008.

The Merrill Lynch 1-3 Year Government/Corporate Bond Index tracks the performance of U.S. dollar denominated investment grade U.S. Government and corporate bond debt issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years.  One cannot invest directly in an index.  Sector allocations are subject to change.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS
May 31, 2009

	Principal Amount ($)		Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 65.10%
		AGRICULTURE - 0.90%
	1,000,000	Altria Group, Inc.	8.500	11/10/13	$ 1,126,027

		AUTO MANUFACTURERS - 2.81%
	3,500,000	Daimler Finance North America LLC	7.200	9/1/09	3,521,388

		AUTO PARTS & EQUIPMENT - 1.56%
	2,000,000	Goodyear Tire & Rubber Co.	7.857	8/15/11	1,955,000

		BANKS - 13.32%
	2,000,000	American Express Bank FSB (a)	0.668	6/12/17	1,382,266
	500,000	Bank of America Corp.	5.490	3/15/19	386,628
	2,000,000	Citigroup, Inc. (a)	0.944	5/18/11	1,827,028
	1,000,000	Citigroup, Inc. (a)	1.296	11/5/14	758,619
	1,065,000	Goldman Sachs Group, Inc. (a)	1.832	9/29/14	931,657
	1,977,000	Goldman Sachs Group, Inc.	7.350	10/1/09	2,016,297
	4,000,000	Governor & Co. of the Bank of Ireland (a)	1.359	12/18/09	3,953,205
	2,000,000	JPMorgan Chase Bank NA (a)	1.656	6/13/16	1,630,578
	2,000,000	Morgan Stanley (a)	1.557	10/18/16	1,475,576
	2,500,000	Wachovia Corp. (a)	1.379	10/28/15	1,885,860
	550,000	Wachovia Corp.	6.605	10/1/25	462,264
					16,709,978
		COMMERCIAL SERVICES - 3.44%
	4,500,000	Hertz Corp.	10.500	1/1/16	3,937,500
	500,000	United Rentals North America, Inc.	7.000	2/15/14	387,500
					4,325,000
		DIVERSIFIED FINANCIAL SERVICES - 15.50%
	700,000	American General Finance Corp.	5.375	10/1/12	385,862
	2,750,000	American General Finance Corp.	3.875	10/1/09	2,562,571
	2,000,000	American Honda Finance Corp. (a,b)	1.720	3/16/10	1,994,374
	500,000	American Honda Finance Corp. (a,b)	2.038	6/20/11	472,337
	1,000,000	Bear Stearns Cos, Inc.	6.950	8/10/12	1,082,087
	2,700,000	General Electric Capital Corp. (a)	1.259	4/10/12	2,472,970
	3,000,000	General Electric Capital Corp. (a)	1.608	12/20/16	2,274,276
	1,000,000	General Electric Capital Corp.	5.720	8/22/11	1,003,027
	1,000,000	Heller Financial, Inc.	7.375	11/1/09	1,017,968
	4,000,000	HSBC Finance Corp. (a)	1.369	4/24/12	3,538,600
	1,000,000	Merrill Lynch & Co., Inc.	5.450	7/15/14	912,179
	2,400,000	SLM Corp.	5.000	10/1/13	1,729,562
					19,445,813
		ELECTRIC - 0.78%
	1,000,000	Nisource Finance Corp. (a)	1.231	11/23/09	985,236

		ENVIRONMENTAL CONTROL - 0.81%
	1,000,000	Allied Waste North America, Inc.	6.500	11/15/10	1,015,349

		FOOD - 0.85%
	1,000,000	Kraft Foods, Inc.	5.625	11/1/11	1,063,895

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Continued)
May 31, 2009

	Principal Amount ($)		Coupon Rate (%)	Maturity	Value
		HOME BUILDERS - 0.23%
	1,000,000	William Lyon Homes, Inc.	10.750	4/1/13	$ 285,000

		HOME FURNISHINGS - 0.80%
	1,000,000	Whirlpool Corp. (a)	1.820	6/15/09	999,986

		INSURANCE - 6.31%
	1,000,000	AMBAC Financial Group, Inc. (a)	6.150	2/7/37	181,070
	2,200,000	American International Group, Inc.	4.700	10/1/10	1,595,257
	500,000	American International Group, Inc.	5.600	10/18/16	211,681
	1,000,000	Fidelity National Financial, Inc.	7.300	8/15/11	996,034
	1,000,000	Hartford Financial Services Group, Inc.	5.250	10/15/11	931,881
	1,200,000	MBIA Insurance Corp. (a,b)	14.000	1/15/33	492,319
	1,000,000	Monumental Global Funding III (a,b)	0.420	5/26/10	953,470
	2,000,000	Principal Life Income Funding Trusts (a)	1.154	11/8/13	1,576,000
	1,000,000	Unum Group	7.625	3/1/11	981,123
					7,918,835
		IRON & STEEL - 0.37%
	500,000	AK Steel Corp.	7.750	6/15/12	468,439

		LODGING - 1.03%
	1,500,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	6.625	12/1/14	1,291,875

		MEDIA - 2.82%
	2,000,000	British Sky Broadcasting Group PLC	8.200	7/15/09	2,011,958
	500,000	CBS Corp.	6.625	5/15/11	505,473
	1,000,000	Time Warner, Inc.	6.750	4/15/11	1,019,210
					3,536,641
		MINING - 6.10%
	2,983,000	Alcoa, Inc.	7.375	8/1/10	3,044,987
	4,000,000	Freeport-McMoRan Copper & Gold, Inc. (a)	4.995	4/1/15	3,605,000
	1,000,000	Rio Tinto Alcan, Inc.	6.450	3/15/11	1,004,709
					7,654,696
		MISCELLANEOUS MANUFACTURING - 0.74%
	1,000,000	Bombardier, Inc. (b)	8.000	11/15/14	927,500

		OFFICE EQUIPMENT - 1.63%
	2,000,000	Xerox Corp.	7.125	6/15/10	2,043,084

		OIL & GAS - 0.74%
	1,000,000	Tesoro Corp.	6.250	11/1/12	927,200

		PIPELINES - 0.78%
	1,000,000	Kinder Morgan Finance Co. ULC	5.350	1/5/11	977,500

		REITS - 0.57%
	718,000	Simon Property Group LP	4.600	6/15/10	713,367

		RETAIL - 1.57%
	2,000,000	CVS Caremark Corp. (a)	1.561	6/1/10	1,978,986

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Continued)
May 31, 2009

	Principal Amount ($)		Coupon Rate (%)	Maturity	Value
		TRANSPORTATION - 1.44%
	2,000,000	Kansas City Southern de Mexico SA de CV	9.375	5/1/12	$ 1,805,000

		TOTAL CORPORATE BONDS (Cost $82,077,926)			81,675,795

		U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.69%
	173,581	Federal Home Loan Mortgage Corp. Series 3068YO (c,d,e)	0.000	1/15/35	172,821
	233,619	Federal Home Loan Mortgage Corp. Series 3000SN (a,d)	18.467	6/15/35	235,318
	522,478	Federal Home Loan Mortgage Corp. Series 3107YO (c,d,e)	0.000	2/15/36	463,046
	341,198	Federal Home Loan Mortgage Corp. Series 3213OB (c,d,e)	0.000	9/15/36	330,749
	336,005	Federal Home Loan Mortgage Corp. Series 3213OH (c,d,e)	0.000	9/15/36	316,790
	5,000	U.S. Treasury Strip Coupon (f)		11/15/15	4,116
	6,000,000	U.S. Treasury Strip Principal (e)		2/15/36	1,847,400
		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $3,367,486)			3,370,240

	Shares
		AUCTION RATE PREFERRED STOCKS - 7.49%	Dividend Rate
	18	BlackRock Global Floating Rate Income Trust, Ser. W7 (g,h)	1.536		450,000
	114	Boulder Growth & Income Fund Inc., Ser. M28 (g,h)	1.559		2,850,000
	9	Cohen & Steers Quality Income Realty Fund Inc., Ser M28 (g,h)	0.765		225,000
	27	Cohen & Steers REIT and Preferred Income Fund Inc., Ser. T28 (g,h)	1.559		675,000
	11	Cohen & Steers REIT and Utility Income Fund Inc., Ser. F28 (g,h)	1.563		275,000
	18	Dreman/Claymore Dividend & Income Fund Ser T28 (g,h)	1.809		450,000
	5	Dreman/Claymore Dividend & Income Fund Ser. W7 (g,h)	1.786		125,000
	27	Eaton Vance Floating-Rate Income Trust Ser. D (g,h)	1.563		675,000
	13	Eaton Vance Floating-Rate Income Trust Ser. E (g,h)	1.563		325,000
	39	Eaton Vance Senior Floating-Rate Trust Ser. C (g,h)	0.377		975,000
	27	Eaton Vance Senior Floating-Rate Trust Ser. D (g,h)	0.437		675,000
	24	Evergreen Multi-Sector Income Fund Ser T28 (g,h)	1.559		600,000
	7	F&C/Claymore Preferred Securities Income Fund, Inc. Ser. M7 (g,h)	2.650		175,000
	20	F&C/Claymore Preferred Securities Income Fund, Inc. Ser. T28 (g,h)	2.770		500,000
	7	Neuberger Berman Real Estate Securities Income Fund, Inc. Ser. H (g,h)	1.594		175,000
	10	Nuveen Floating Rate Income Fund Ser. W (g,h)	1.536		250,000
		TOTAL AUCTION RATE PREFERRED STOCKS (Cost $9,400,000)			9,400,000

		PREFERRED STOCKS - 0.08%
	3,800	Federal National Mortgage Association Series 2008-1 (i)	8.75		4,256
	130,000	Federal National Mortgage Association Series S (i)	8.25		91,000
		TOTAL PREFERRED STOCKS (Cost $1,905,454)			95,256

		EXCHANGE TRADED FUNDS - 1.17%
	50,000	ProShares Ultra Dow30
		TOTAL EXCHANGE TRADED FUNDS (Cost $1,702,707)			1,471,500

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Continued)
May 31, 2009

	Principal Amount ($)		Coupon Rate (%)	Maturity	Value
		SHORT-TERM INVESTMENTS - 18.58%
		COMMERCIAL PAPER - 1.60%
	1,000,000	American Water Capital Corp.	0.800	6/1/09	$ 999,956
	1,000,000	DevonEnergy Corp.	0.430	6/1/09	999,976
					1,999,932
		DISCOUNT NOTES - 4.78%
	2,000,000	Federal Farm Credit Bank	0.000	6/3/09	1,999,980
	2,000,000	Federal Home Loan Bank	0.000	6/1/09	1,999,993
	2,000,000	Federal Home Loan Bank	0.000	6/2/09	1,999,988
					5,999,961
		MONEY MARKET - 10.61%
	13,314,279	Fifth Third U.S. Treasury Money Market Fund, 0.25% (a)			13,314,279

		MUNICIPAL - 1.59%
	2,000,000	Baltimore County	0.650	6/5/09	1,999,783

		TOTAL SHORT-TERM INVESTMENTS (Cost $23,313,955)			23,313,955

		TOTAL INVESTMENTS - 95.11% (Cost $121,767,528) (j)			$ 119,326,746
		OTHER ASSETS LESS LIABILITIES - 4.89%			6,141,034
		NET ASSETS - 100.00%			$ 125,467,780

(a)	Variable rate security; the rate shown represents the rate at May 31, 2009.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration
	to qualified institutional buyers. At May 31, 2009, these securities amounted to $4,840,000 or 3.86% of net assets.
(c)	The value of this security has been determined in good faith under the policies of the Board of Trustees.
(d)	Collateralized mortgage obligation (CMO)
(e)	Principal only bond - non income producing
(f)	Interest only bond
(g)	The Advisor has determined these securities to be illiquid.
(h)	Rate shown represents the dividend rate as of May 31, 2009.
(i)	Non income producing security
(j)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $121,881,598 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation			$ 2,256,876
		Unrealized depreciation			(4,811,728)
		Net unrealized depreciation			$ (2,554,852)

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2009

ASSETS
Investment securities:
At cost	$ 121,767,528
At value	$ 119,326,746
Foreign currency (cost $1,247,903)	840,074
Receivable for securities sold (see note 8)	5,401,945
Receivable for Fund shares sold	910,181
Dividends and interest receivable	1,127,801
Prepaid expenses and other assets	57,902
TOTAL ASSETS	127,664,649

LIABILITIES
Due to custodian	1,999,898
Fund shares repurchased	24,875
Investment advisory fees payable	74,020
Distribution (12b-1) fees payable	44,224
Fees payable to other affiliates	15,995
Accrued expenses and other liabilities	37,857
TOTAL LIABILITIES	2,196,869
NET ASSETS	$ 125,467,780

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 127,217,298
Accumulated net investment income	1,073,196
Accumulated net realized gain from investment and foreign currency transactions	25,897
Net unrealized appreciation (depreciation) on:
Investments	(2,440,782)
Foreign currency translations	(407,829)
NET ASSETS	$ 125,467,780

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$ 96,790,264
Shares of beneficial interest outstanding	10,263,881
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption
price per share	$ 9.43
Institutional Class Shares:
Net Assets	$ 28,677,516
Shares of beneficial interest outstanding	3,026,305
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption
price per share	$ 9.48

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
STATEMENT OF OPERATIONS
For the Year Ended May 31, 2009

INVESTMENT INCOME
Interest	$ 4,078,853
Dividends	878,216
TOTAL INVESTMENT INCOME	4,957,069

EXPENSES
Investment advisory fees	675,690
Distribution (12b-1) fees:
Class A	411,929
Legal fees	129,358
Administrative services fees	81,330
Transfer agent fees	67,304
Registration fees	61,394
Audit fees	53,813
Accounting services fees	46,041
Custodian fees	33,688
Printing and postage expenses	29,308
Compliance officer fees	14,923
Trustees' fees and expenses	4,887
Insurance expense	645
Other expenses	13,201
TOTAL EXPENSES	1,623,511

Plus: Expense reimbursement recapture (Investor Class)	37,529
Less: Expense reimbursement waiver (Institutional Class)	(1,546)
Less: Waiver of distribution (12b-1) fees	(12,448)
NET EXPENSES	1,647,046

NET INVESTMENT INCOME	3,310,023

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) from
Investments	1,114,967
Foreign currency transactions	(1,199,563)
Net realized loss	(84,596)

Net change in unrealized depreciation of
Investments	(1,478,129)
Foreign currency translations	(396,793)
Net change in unrealized depreciation	(1,874,922)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY	(1,959,518)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 1,350,505

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	May 31, 2009	May 31, 2008
FROM OPERATIONS
Net investment income	$ 3,310,023	$ 2,696,669
Net realized gain (loss) from investments and foreign currency transactions	(84,596)	1,141,899
Net change in unrealized appreciation (depreciation) on investments
and foreign currency translations	(1,874,922)	(818,491)
Net increase in net assets resulting from operations	1,350,505	3,020,077

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(1,958,401)	(3,127,719)
Institutional Class	(210,262)	-
From net realized gains
Investor Class	(770,653)	(172,079)
Net decrease in net assets from distributions to shareholders	(2,939,316)	(3,299,798)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	67,735,397	81,278,639
Institutional Class	30,838,419	-
Net asset value of shares issued in reinvestment
of distributions to shareholders:
Investor Class	2,118,667	2,486,593
Institutional Class	193,210	-
Payments for shares redeemed:
Investor Class	(58,849,708)	(27,885,338)
Institutional Class	(3,984,740)	-
Net increase in net assets from shares of beneficial interest	38,051,245	55,879,894

TOTAL INCREASE IN NET ASSETS	36,462,434	55,600,173

NET ASSETS
Beginning of Year	89,005,346	33,405,173
End of Year *	$ 125,467,780	$ 89,005,346
* Includes accumulated net investment income of:	$ 1,073,196	$ 387,573

SHARE ACTIVITY
Investor Class:
Shares Sold	7,375,997	8,440,581
Shares Reinvested	233,257	259,299
Shares Redeemed	(6,587,233)	(2,906,690)
Net increase in shares of beneficial interest outstanding	1,022,021	5,793,190

Institutional Class
Shares Sold	3,439,605	-
Shares Reinvested	22,457	-
Shares Redeemed	(435,757)	-
Net increase in shares of beneficial interest outstanding	3,026,305	-

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
STATEMENT OF CASH FLOWS
For the Year Ended May 31, 2009

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets from operations	$ 1,350,505
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:

Purchases of investment securities	(158,138,448)
Proceeds from sale of investment securities	113,752,136
Sale of short term investment securities, net	11,471,683
Increase in dividends and interest receivable	(162,875)
Increase in receivable for securities sold	(5,401,945)
Decrease in receivable due from the Investment Advisor	535,642
Increase in receivable for Fund shares sold	(260,104)
Increase in prepaid expense and other assets	(24,561)
Decrease in accrued expenses	(59,319)
Decrease in payable for fund shares redeemed	(585,658)
Net amortization of premiums on investments	(1,198,660)
Unrealized depreciation on investments	1,874,922
Net realized loss from investments	84,596
Net cash used for operating activities	(36,762,086)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	98,573,816
Payments for shares redeemed	(62,834,448)
Cash distributions paid	(627,439)
Proceeds from cash borrowing	1,999,898
Net cash provided by financing activities	37,111,827

Net increase in cash	349,741

CASH:
Beginning Balance	490,333
Ending Balance	$ 840,074

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Investor Class

		For the Year		For the Year	For the Period		For the Period
		Ended		Ended	Ended		Ended
		May 31, 2009	(3)	May 31, 2008	May 31, 2007 (2)		June 30, 2006 (1)
Net asset value, beginning of period		$ 9.63		$ 9.69	$ 9.46		$ 10.00

Activity from investment operations:
	Net investment income	0.32	(4)	0.54	0.47		0.42
	Net realized and unrealized
	gain (loss) on investments	(0.22)		(0.06)	0.23		(0.56)
Total from investment operations		0.10		0.48	0.70		(0.14)

Less distributions from:
	Net investment income	(0.22)		(0.52)	(0.47)		(0.40)
	Net realized gains	(0.08)		(0.02)	-		-
Total distributions		(0.30)		(0.54)	(0.47)		(0.40)

Net asset value, end of period		$ 9.43		$ 9.63	$ 9.69		$ 9.46

Total return (5)		1.21%		5.27%	7.53%	(6)	(1.28%)	(6)

Net assets, end of period (000s)		$ 96,790		$ 89,005	$ 33,405		$ 12,694

Ratio of gross expenses to average
	net assets (7)	1.88%		1.97%	2.51%	(8)	3.81%	(8)
Ratio of net expenses to average
	net assets (7)	1.86%	(9)	1.85%	1.70%	(8)	1.65%	(8)
Ratio of net investment income (loss)
	to average net assets (7)	3.56%		4.34%	5.24%	(8)	3.14%	(8)
Ratio of net investment income (loss)
	to average net assets - pre waiver (7)	3.54%		4.46%	6.05%	(8)	5.30%	(8)

Portfolio Turnover Rate		211.13%		284.67%	237.15%	(6)	211.39%	(6)

(1)	Investor Class Shares commenced operations on July 14, 2005.
(2)	Fund changed fiscal year end from June 30 to May 31. This period represents activity from July 1, 2006 through May 31, 2007.
(3)	Effective April 27, 2009, Class A shares were renamed Investor Class shares.
(4)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(5)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and does not reflect any sales loads.
(6)	Not annualized
(7)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(8)	Annualized.
(9)	The ratio shown includes litigation expenses that are outside the Fund's expense limitation of 1.85%.

	See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Institutional Class

	For the Period Ended
	May 31, 2009 (1)
Net asset value, beginning of period	$ 8.77

Activity from investment operations:
Net investment income	0.26	(2)
Net realized and unrealized
gain on investments	0.57
Total from investment operations	0.83

Less distributions from:
Net investment income	(0.12)
Total distributions	(0.12)

Net asset value, end of period	$ 9.48

Total return (3,4)	9.61%

Net assets, end of period (000s)	$ 28,678

Ratio of gross expenses to average
net assets (5,6)	1.45%
Ratio of net expenses to average
net assets (5,6)	1.43%	(7)
Ratio of net investment income (loss)
to average net assets (5,6)	4.93%

Ratio of net investment income (loss)	4.91%
to average net assets - pre waiver (5,6)
Portfolio Turnover Rate (4)	211.13%

(1)	Institutional Class Shares commenced operations on October 31, 2008.
(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized
(5)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(6)	Annualized.
(7)	The ratio shown includes litigation expenses that are outside the Fund's expense limitation of 1.35%.

See accompanying notes to financial statements.

Leader Short-Term Bond Fund

NOTES TO FINANCIAL STATEMENTS

May 31, 2009

(1)	Organization

The Leader Short-Term Bond Fund (the “Fund”), is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund represents a distinct, diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation.

On October 17, 2008, the shareholders of the Leader Short-Term Bond Fund, a series of Trust for Professional Managers (“TPM” or the “Predecessor Fund”), approved a proposal to reorganize the Fund into a newly created fund, the Leader Short-Term Bond Fund (the “New Leader Fund”), a series of the Northern Lights Fund Trust

The Fund offers two classes of shares, Investor Class shares and the Institutional Class shares. The Institutional shares became effective on October 31, 2008.  Effective April 27, 2009, Class A shares were renamed Investor Class shares.  Prior to April 27, 2009, Class A shares were subject to a sales charge at the time of purchase, although the shares may have been purchased at net asset value (“NAV”) without a sales charge by a certain category of investors.  Investor and Institutional shares are now offered at net asset value.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Security Valuation

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.    Investments in open-end investment companies are valued at net asset value.  Investments in Auction Rate Preferred Stocks (“ARPs”) are generally valued based on quotations provided by the Fund’s independent pricing service.  The pricing methodology used by the independent pricing service considers both observable and unobservable inputs, including but not limited to, ongoing reviews of issuer-specific credit events, underlying asset quality, timely dividend payments, and anticipated future redemptions at par value. Furthermore, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used, had an active market for the investment existed, and may vary from ultimate redemption prices.  For more information on ARPS please refer to note 7.  In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”), pursuant to procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

(b)	Valuation of Fund of Funds

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair Value Measurement.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at fair value:

Leader Short-Term Bond Fund

Valuation Inputs	Investment in Securities
Level 1 - Quoted Prices	$ 1,566,756
Level 2 - Other Significant Observable Inputs	117,759,990
Level 3 - Significant Unobservable Inputs	-
Total	$ 119,326,746

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”).  FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.  Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial disclosures.

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS No. 161”). FAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS No. 161 requires enhanced disclosures about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS No. 161 will have, if any, on the financial statements and related disclosures.

(c)	Security Transactions and related income

Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  The accounting records are maintained in U.S. Dollars.

(d)	Foreign Currency Transactions

All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.   Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

(e)	Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually.   Dividends and distributions to shareholders are recorded on ex-date.  Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

(f)	Federal Income Taxes

It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The  Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to the open tax years of 2006 through 2008 as of the effective date. As of and during the year ended May 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties.  The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.  Generally tax authorities can examine tax returns filed for the last three years.

(g)	Credit Facility

Effective April 1, 2009 The Fund has entered into a $15 million secured Revolving Credit Agreement (the “Agreement”).  Under the terms of the Agreement, the Fund may borrow for no more than five Business Days (“Short Term Loans”) or up to twenty days (“Long Term Loans” collectively the ”Loans”) subject to certain limitations, in amounts of up to $15 million; provided the aggregate balance of the Long Term Loans do not exceed $5 million at any one time.  Interest is charged to the Fund based on prevailing market rates in effect at the time of the borrowing. Short Term Loans will be used only for temporary or emergency purposes including the financing of redemptions. Long Term Loans may be used to finance the purchase (on an interim basis) of portfolio securities.  The Fund collateralizes the Loans with certain securities the Fund holds at the time of borrowing.  For the year ending May 31, 2009 the Fund did not have any borrowings.

(h)	Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(i)	Indemnifications

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	Investment Transactions

For the year ended May 31, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $158,138,448 and $113,752,136, respectively.

(4)	Investment Advisor/Transactions with Affiliates

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Leader Capital Corporation serves as the Fund’s Investment Advisor (the “Advisor”). Effective as of the close of business on October 17, 2008 the Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration and fund accounting services.  A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of .75% of the Fund’s average daily net assets.  For the year ended May 31, 2009, the Fund incurred $675,690 of advisory fees, with $74,020 remaining payable at May 31, 2009.

The Advisor has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, dividends and interest on short positions, expenses incurred in connection with any merger or reorganization, and expenses of other investment companies in which the Fund may invest and extraordinary expenses, such as litigation) do not exceed 1.65% of Investor Class’ average daily net assets through June 30, 2007 and 1.85% thereafter and do not exceed 1.35% of the Institutional Class shares and shall continue thereafter at the discretion of the Board of Trustees. For the year ended May 31, 2009, the Institutional Class waived $1,546.  Effective March 2, 2007, any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.   As of May 31, 2009 the Investor Class has recovered $37,529 in prior period waivers.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

Investor Class		Institutional Class
Year	Amount	Year	Amount
2010	$67,401	2012	$1,546
2011	$34,601

The Fund pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Prior to October 17, 2008 as part of the TPM the Fund compensated US Bancorp Fund Service, LLC for providing Administration, Fund Accounting, Transfer Agency and Chief Compliance Officer services to the Fund. The Fund paid the following fees to US Bancorp Fund Services, LLC:

Transfer Agency	$38,555
Administration	$41,310
Chief Compliance Officer	$2,083
Fund Accounting	$19,486

Pursuant to separate servicing agreements, effective at the close of business on October 17, 2008, GFS is compensated for providing administration and fund accounting services.

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   The expenses incurred for administration services by GFS for the year ended May 31, 2009 were $40,020.  Fees are billed monthly as follows:

The greater of:

A base annual fee of $40,000 plus

-

8 basis points or 0.08% per annum on net assets $80 to $200 million

-

6 basis points or 0.06% per annum on net assets greater than $200 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $36,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

The expenses incurred for accounting services by GFS for the year ended May 31, 2009 were $26,555.

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class and the per account charge is $14.00 per account.

The expenses incurred for transfer agency services by GFS for the year ended May 31, 2009 were $28,749.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended May 31, 2009, the Fund incurred expenses of $12,840 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the year ended May 31, 2009, GemCom collected amounts totaling $6,156 for EDGAR and printing services performed.

(5)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), Effective October 17, 2008 on behalf of the Fund, which authorizes it to pay Foreside Distribution Services, LP (the “Distributor”) a distribution fee of 0.50% of the Fund’s Investor Class shares average daily net assets for 12b-1 distribution and marketing purposes as well as for shareholder servicing. Prior to October 17, 2008 the Distributor was Quasar Distributors LLC. During the period October 20, 2008 to October 31, 2008 the Distributor waived its 12b-1 fees in the amount of $12,448. The Institutional Shares do not participate in this Plan.  During the year ended May 31, 2009, the Fund accrued expenses of $411,929 pursuant to the Plan.

(6)	Federal Tax Matters

The tax character of distributions paid during the years ended May 31, 2009 and May 31, 2008 were as follows:

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax years ended May 31, 2009 and May 31, 2008.

As of May 31, 2009, the components of accumulated earnings / (deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from security transactions are attributable to the tax deferral of losses on wash sales.  The difference between book basis and tax basis undistributed ordinary income is attributable to the tax treatment of net short-term capital gains and paydown gain/loss.

Foreign currency losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $776,128 of such foreign currency losses.

Permanent book and tax differences, attributable to paydowns, foreign currency, and bifurcation of gains on foreign bonds, resulted in reclassification for the year ended May 31, 2009 as follows:

Accumulated net investment income

$(455,737)

Accumulated net realized loss from investment

     and foreign currency transactions

$ 455,737

(7)	Auction Rate Preferred Securities

Auction rate preferred securities (“ARPS”) are corporate preferred stocks with dividend rates designed to reset periodically—typically every 7, 14, 28, or 35 days. These ARPS do not trade on a public stock exchange similar to common stocks, but rather through a Dutch auction process, occurring at the intervals described above. Since February 18, 2008 the Dutch auction process has mostly failed. When an auction fails, the dividend rate applicable to each series is set at a “default rate”, as defined in each security’s prospectus, and varies with a specified short-term interest rate (typically as a percentage of or a spread in addition to the specified base rate). Please refer to the dividend rates disclosed on the Fund’s Schedule of Investments which represents the default rate, as of May 31, 2009. This default rate may be more or less than the current market interest rate for comparable securities or other debt securities the Fund may invest in.

The Advisor believes par value accurately reflects the market value of the ARPS held by the Fund as of May 31, 2009, and because of the failed Dutch auction process, believes they are presently illiquid. See Note 2 for further discussion of the valuation of these securities and the inputs considered.  Although the Advisor believes that par value accurately reflects market value, there is no guarantee that in a forced liquidation the Fund would receive full value for these securities.  As of May 31, 2009 the Fund held $9,400,000 or 7.49% of net assets in ARPS.

In connection with auction rate securities sold by Oppenheimer to the Fund, the Trust filed a FINRA arbitration claim against Oppenheimer & Co., Inc. and certain of its affiliates, associated persons and control persons (collectively, “Oppenheimer”).  The Trust is seeking recovery against Oppenheimer for making false and misleading representations, for omitting material facts that were necessary to make representations not misleading, and for making unsuitable recommendations, all in violation of applicable FINRA Conduct Rules, Oregon statutes and regulations, and common law.  The Trust is seeking damages in the amount of $10,750,000, together with prejudgment interest at 9% per annum, plus reasonable costs and expenses incurred in the FINRA arbitration proceeding, including filing fees, panel fees, attorney fees and expert fees.

The Board and the Advisor continue to evaluate the FINRA arbitration proceeding and other alternatives related to Oppenheimer.  Any arbitration costs not recovered in the FINRA arbitration proceeding would be outside the expense limitation described in Note 4 and would be paid by the Fund.

(8)	Primary Reserve Fund

At the close of business on September 16, 2008, the Fund held 25,236,819 shares of the Primary Reserve Money Market Fund (the “Reserve Fund”).  On that date, the Reserve Fund’s holdings in Lehman Brothers Holdings, Inc. (“Lehman Brothers”) became distressed, causing the Reserve Fund’s NAV to fall below $1.00.  The Fund redeemed its holdings in the Reserve Fund on September 17, 2008, but was unable to do so due to heavy redemption requests. On September 22, 2008, the Reserve Fund received an order from the SEC to suspend all rights of redemption. Since this time, the Reserve Fund has been working in connection with the SEC to liquidate and distribute the assets of the Reserve Fund in an orderly manner. The Fund has received 4 payments: one for $12,818,085 on October 31, 2008, a second payment for $7,100,154 on December 3, 2008, a third payment for $1,675,957 on February 20, 2009, and a fourth payment for $1,134,024 on April 17, 2009.   After the fourth payment was received on April 17, 2009, a receivable of $2,188,761 is still outstanding.  A loss of $319,837 has been recorded on this investment.  This amount is included as a receivable for securities sold on the Statement of Assets and Liabilities.  This receivable has been fair valued in accordance with the procedures approved by the Board.  The final amount received by the Fund may be more or less than the outstanding receivable.

In connection with the Reserve Fund’s holdings in Lehman Brothers, the Trust filed a FINRA arbitration claim against the Reserve Fund and certain of its affiliates and related parties (collectively, the “Reserve”).  The Trust is seeking recovery against the Reserve for making false and misleading representations and for making unsuitable recommendations to hold the Reserve Fund shares in violation of applicable FINRA Conduct Rules, Oregon statutes and regulations, and common law.

The Board and the Advisor continue to evaluate the FINRA arbitration proceeding and other alternatives related to the Reserve Fund.  Any arbitration costs not recovered in the FINRA arbitration proceeding would be outside the expense limitation described in Note 4 and would be paid by the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Leader Short-Term Bond Fund

We have audited the accompanying statements of assets and liabilities of Leader Short-Term Bond Fund, a series of shares of beneficial interest of Northern Lights Fund Trust, including the portfolio of investments, as of May 31, 2009, and the related statements of operations and changes in net assets and the financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended May 31, 2008 and the financial highlights for each of the three years or periods ended May 31, 2008 were audited by other auditors whose report dated July 30, 2008 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2009 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Leader Short-Term Bond Fund as of May 31, 2009, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

July 27, 2009

LEADER SHORT-TERM BOND FUND

EXPENSE EXAMPLES

May 31, 2009 (Unaudited)

As a shareholder of the Leader Short-Term Bond Fund, you incur two types of costs: (1) transaction costs, including redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Leader Short-Term Bond Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2008 through May 31, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Leader Short-Term Bond Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 12/1/08	Ending Account Value 5/31/09	Expenses Paid During Period 12/1/08-5/31/09*
Investor Class	$1,000.00	$1,088.90	$9.69
Institutional Class	$1,000.00	$1,092.30	$7.46

Hypothetical (5% return before expenses)	Beginning Account Value 12/1/08	Ending Account Value 5/31/09	Expenses Paid During Period 12/1/08 – 5/31/09*
Investor Class	$1,000.00	$1,015.66	$9.35
Institutional Class	$1,000.00	$1,017.80	$7.19

*Expenses are equal to the Fund’s annualized expense ratio of 1.86% for the Investor Class and 1.43% for the Institutional Class; multiplied by the average account value over the period, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Leader Short-Term Bond Fund

SUPPLEMENTAL INFORMATION

May 31, 2009 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee
L. Merill Bryan**(64) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) Other Directorships: AdvisorOne Funds (5 portfolios)	44

Anthony J. Hertl (59)

Trustee since 2005

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller.  Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds (5 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. and Greenwich Advisors Trust

44
Gary W. Lanzen (55) Trustee since 2005 Chief Investment Officer since 2006, formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. (a financial services company) Other Directorships: AdvisorOne Funds (5 portfolios)	44
Mark H. Taylor (45) Trustee since 2007 Professor (John P. Begley Endowed Chair in Accounting, Creighton University since 2002); Member of the AICPA Auditing Standards Board since December 2008. Other Directorships: Lifetime Achievement Mutual Fund (Director and Audit Committee Chairman)	44
Interested Trustees and Officers
Michael Miola*** (56) Trustee since 2005 Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Northern Lights Distributors, LLC and Northern Lights Compliance Services, LLC. Other Directorships: AdvisorOne Funds (5 portfolios); Constellation Trust Co.	44

Leader Short-Term Bond Fund

SUPPLEMENTAL INFORMATION (Continued)

May 31, 2009 (Unaudited)

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee

Andrew Rogers (40)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since March 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Formerly Manager, Northern Lights  Compliance Services, LLC (2006-2008); Manager (since March 2006) and President (since 2004), GemCom LLC

Other Directorships: N/A

N/A

Emile R. Molineaux (47)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2006

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and  CCO, Northern Lights Compliance Services, LLC  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

Other Directorships: N/A

N/A

Kevin E. Wolf (39)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004)

Other Directorships: N/A

N/A

Lynn Bowley (50)

Compliance Officer since June 2007

Compliance Officer of Northern Lights Compliance Services, LLC (2007-Present); Vice President of Investment Support Services for Mutual of Omaha Companies (2002-2006)

Other Directorships: N/A

N/A

* The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

**From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Fund’s distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-800-711-9164.

SHAREHOLDER PROXY VOTE

At a special meeting of shareholders, held on October 17,2008, shares were voted as follows on the proposal presented to shareholders:

To seek approval for a proposed reorganization of the Leader Short-Term Bond Fund.  The Leader Short-Term Bond Fund was organized as a series of Trust for Professional Managers and after completion of the proposed tax-free reorganization; the Acquired Fund would be a series of Northern Lights Fund Trust.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-711-9164 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-711-9164

INVESTMENT ADVISOR

Leader Capital Corporation

1750 SW Skyline Blvd.

Suite 204

Portland, OR 97221

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2009 - $13,000

(b)

Audit-Related Fees

2009 – None

(c)

Tax Fees

2009- $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2009 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2009

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2009 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  Vote of security holders is included under item 1.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/7/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

8/7/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/7/09